UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08021

Azzad Funds

(Exact name of registrant as specified in charter)

3141 Fairview Park Drive, Suite 355

Falls Church, VA 22042

(Address of principal executive offices)

(Zip code)

Bashar Qasem

3141 Fairview Park Drive

Suite 355

Falls Church, VA 22042

 (Name and address of agent for service)

With copies to:

Thompson Hine LLP

Mr. Donald S. Mendelsohn

312 Walnut Street

Cincinnati, OH, 45202

Registrant's telephone number, including area code: (703) 207-7005

Date of fiscal year end: June 30

Date of reporting period: March 31, 2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Azzad Ethical Fund
	Schedule of Investments
	March 31, 2019 (Unaudited)

Shares		Value

COMMON STOCKS 92.16%

Aircraft Parts & Auxiliary Equipment, Nec - 0.22%
2,325	Heico Corp. Class A	195,439

Aircraft Parts & Auxiliary Equipment, Nec - .28%
2,715	Spirit Aerosystems Holdings, Inc.	248,503

Apparel & Other Finished Products of Fabrics & Similar Material - 1.62%
11,020	Carter's, Inc.	1,110,706
1,166	Lululemon Athletica, Inc. (Canada) *	228,598
3,765	Under Armour, Inc. Class A *	111,993
		1,451,297
Arrangement Of Transportation Of Freight & Cargo - .72%
7,378	C.H. Robinson Worldwide, Inc.	641,812

Auto Controls - 1.01%
8,331	Ingersoll-Rand Plc (Ireland)	899,331

Biological Products (No Diagnostic Substances) - .53%
2,422	Bluebird Bio, Inc. *	381,053
458	Bio-Techne Corp.	90,936
		471,989
Cement, Hydroulic - 0.16%
1,692	Eagle Materials, Inc.	142,636

Computer Communications Equipment - 0.83%
4,728	F5 Networks, Inc. *	741,965

Computer Peripheral Equipment, NEC - 0.90%
1,370	Fortinet, Inc. *	115,039
2,830	Palo Alto Networks, Inc. *	687,350
		802,389
Converted Paper & Paperboard Prods (No Containers/Boxes) - 0.26%
2,040	Avery Dennison Corp.	230,520

Electrical Work - 1.46%
34,670	Quanta Services, Inc.	1,308,446

Electronic Components & Accessories - 0.30%
1,234	Hubbell, Inc.	145,587
797	Universal Display Corp.	121,822
		267,409

Electronic Computers - 0.08%
1,723	Teradata Corp. *	75,209

Electronic Connectors - 1.45%
13,734	Amphenol Corp. Class A *	1,297,039

Engines & Turbines - .37%
2,099	Cummins, Inc.	331,369

Footwear, (No Rubber) - 0.29%
7,800	Skechers USA, Inc. Class A *	262,158

General Bldg Contractors - Residentail Bldgs - 0.12%
2,235	Fortune Brands Home & Security, Inc.	106,408

General Industrial Machinery & Equipment - 0.73%
3,123	Zebra Technologies Corp. Class A *	654,362

Hotels & Motels - 0.61%
6,953	Choice Hotels International, Inc.	540,526

Household Appliances - 0.63%
10,601	Smith A O Corp.	565,245

Industrial & Commercial Fans & Blowers & Air Purifing Equipment - 1.02%
18,150	Donaldson Co.	908,589

Industrial Instruments For Measurement, Display & Control - .77%
7,232	Cognex Corp.	367,819
2,113	Match Group, Inc. *	119,617
2,170	MKS Instruments, Inc.	201,919
		689,355
Industrial Organic Chemicals - .66%
8,748	Westlake Chemical Corp.	593,639

Laboratory Analytical Instruments - 2.63%
1,732	Coherent, Inc. *	245,459
298	Mettler Toledo International, Inc. *	215,454
8,514	Waters Corp. *	1,891,349
		2,352,262
Leather & Leather Products - 0.27%
3,528	Capri Holding LTD. *	161,406
2,542	Tapestry, Inc.	82,590
		243,996
Measuring & Controlling Devices, Nec - .62%
3,176	Rockwell Automation, Inc.	557,261

Men's & Boys' Furnishings, Work Clothing & Applied Garments - 0.40%
1,753	Cintas Corp. *	354,299

Metalworking Machinery & Equipment - 1.08%
11,506	Lincoln Electric Holdings, Inc.	965,008

Millwood, Veneer. Plywood, & Structural Wood Members - 0.67%
15,188	Masco Corp.	597,040

Miscellaneous Food Preparation & Kindred Products - .15%
905	McCormick & Company, Inc.	136,320

Miscellaneous Transportation Equipment - 0.08%
841	Polaris Industries Inc.	71,006

Motor Vehicle Parts & Accessories - 1.61%
4,721	Aptiv Plc. (United Kingdom)	375,272
1	Delphi Technologies Plc. (United Kingdom) *	19
9,560	Gentex Corp.	197,701
6,349	Lear Corp.	861,623
		1,434,615
Motor Vehicle & Passenger Car Bodies - 1.19%
8,094	WABCO Holdings, Inc. (Belgium) *	1,067,032

Motors & Generators - .16%
1,720	Ametek, Inc.	142,708

Optical Instruments & Lenses - 1.57%
11,775	KLA Tencor Corp.	1,406,053

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 1.35%
354	Align Technology, Inc. *	100,653
5,769	Edwards Lifesciences Corp. *	1,103,783
		1,204,436
Paints, Varnishes, Lacquers, Enamels & Allied Prods - .41%
6,289	RPM International, Inc.	365,014

Paperboard Containers & Boxes - 1.45%
13,002	Packaging Corp. of America	1,292,139

Pharmaceutical Preparations - 2.43%
3,835	Alkermes, Plc. (Ireland) *	139,939
6,545	Biomarin Pharmaceutical, Inc. *	581,392
2,079	Elenco Animal Health, Inc. *	66,675
4,889	Jazz Pharmaceuticals, Plc. *	698,883
2,269	Nektar Therapeutics *	76,238
3,007	Sage Therapeutics, Inc. *	478,263
1,101	Sarepta Therapeutics, Inc. *	131,228
		2,172,618
Plastic Material, Synth Resin & Nonvulcan Elastomers - 1.08%
13,999	Hexcel Corp.	968,171

Pumps & Pumping Equipment - 0.22%
3,961	Graco, Inc.	196,149

Radiotelephone Communications - 1.10%
3,135	Arista Networks, Inc. *	985,832

Retail-Auto & Home Supply Stores - 2.69%
1,040	AutoZone, Inc. *	1,065,085
3,445	O'Reilly Automotive, Inc. *	1,337,693
		2,402,778
Retail-Auto Dealers & Gasoline Stations - .92%
13,497	Copart, Inc. *	817,783

Retail-Building Materials, Hardware, Garden Supply - 1.44%
13,777	Fastenal Co.	885,999
4,129	Tractor Supply Co.	403,651
		1,289,650
Retail-Catalog & Mail-Order Houses - .26%
850	CDW Corp.	81,915
1,034	Wayfair, Inc. *	153,497
		235,412
Retail-Department Stores - .16%
901	Burlington Stores, Inc. *	141,169

Retail-Family Clothing Stores - 1.28%
10,879	Ross Stores, Inc.	1,012,835
4,350	Urban Outfitters, Inc. *	128,934
		1,141,769
Retail-Radio TV & Consumer Electronics Stores - 0.55%
6,861	Best Buy Co., Inc.	487,543

Retail-Retail Stores, Nec - 1.89%
4,846	Ulta Beauty, Inc. *	1,689,946

Retail-Variety Stores - 1.68%
11,338	Dollar General Corp.	1,352,623
1,422	Dollar Tree, Inc. *	149,367
		1,501,990
Semiconductors & Related Devices - 4.20%
15,692	Advanced Micro Devices, Inc. *	400,460
4,285	Analog Devices, Inc.	451,082
23,893	Cypress Semiconductor Corp.	356,484
4,622	IPG Photonics Corp. *	701,527
3,000	Maxim Integrated Products, Inc.	159,510
32,406	ON Semiconductor Corp. *	666,591
12,343	Skyworks Solution, Inc.	1,018,051
		3,753,705
Services-Business Services, NEC - .62%
2,123	Akamai Technologies, Inc. *	152,240
349	Fair Isaac Corp. *	94,799
8,757	Zillow Group, Inc. Class C *	304,218
		551,257
Services-Child Day Care Services - .78%
5,480	Bright Horizons Family Solutions, Inc. *	696,563

Services-Commercial Physical & Biological Research - 1.77%
1,688	Exact Science Corp. *	146,215
30,819	Exelexis, Inc. *	733,492
7,162	Incyte Corp. *	616,003
751	PRA Health Sciences, Inc.	82,828
		1,578,538
Services-Computer Integrated Systems - 1.44%
1,267	Cerner Corp. *	72,485
16,199	GoDaddy, Inc. Class A *	1,218,003
		1,290,488
Services-Computer Processing & Data Preparation - 1.79%
766	Proofpoint, Inc. *	93,015
1,258	RingCentral, Inc. *	135,613
55,675	Workday, Inc. Class A *	1,094,424
25,944	Zendesk, Inc. *	278,375
		1,601,427
Services-Computer Programming Services - 2.97%
5,632	Epam Systems, Inc. *	952,540
9,360	VeriSign, Inc. *	1,699,402
		2,651,942
Services-Computer Programming, Data Processing, Etc. - 2.22%
2,356	Factset Research Systems, Inc.	584,924
2,653	Pluralsight, Inc. *	84,206
23,752	Switch, Inc. Class A	244,883
1,227	TripAdvisor, Inc. *	63,129
30,594	Twitter, Inc. *	1,005,931
		1,983,073
Services-Consumer Credit Report - 3.16%
8,163	Moodys Corp.	1,478,238
20,142	TransUnion	1,346,291
		2,824,529
Services-Detective, Guard & Armored Car Services - .56%
5,560	Allegion Plc. (Ireland)	504,348

Services-Educational Services - .85%
1,540	Grand Canyon Education, Inc. *	176,345
4,486	Twilio Inc. Class A *	579,502
		755,847
Services-Help Supply Services - 0.09%
1,180	Robert Half International, Inc.	76,889

Services-Home Health Care Services - 0.72%
2,008	Chemed Corp.	642,701

Services-Hospitals - 0.76%
11,609	Encompass Health Corp.	677,966

Services-Management Consulting Services - 1.71%
26,211	Booz Allen Hamilton Holding Corp.	1,523,908

Services-Prepackaged Software - 10.73%
3,801	Atlassian Corp. Plc Class A (United Kingdom) *	427,194
516	Autodesk, Inc. *	80,403
23,666	Cadence Design Systems, Inc. *	1,503,029
1,924	Ceridian HCM Holding, Inc. *	98,701
12,997	Citrix Systems, Inc	1,295,281
3,040	Docusign, Inc. *	157,594
832	Guidewire Software, Inc. *	80,837
2,400	LogMeIn, Inc.	192,240
3,194	Nutanix, Inc. Class A *	120,543
1,666	Okta, Inc. *	137,828
3,463	Paycom Software, Inc. *	654,957
3,402	Realpage,Inc. *	206,467
6,096	ServiceNow, Inc. *	1,502,603
5,174	Splunk, Inc. *	644,680
14,449	Square, Inc. Class A *	1,082,519
4,047	Tableau Software, Inc. Class A *	515,102
725	Ultimate Software Group, Inc. *	239,344
4,350	Veeva Systems, Inc. Class A *	551,841
1,277	2U, Inc. *	90,475
		9,581,638
Special Industry Machinery, NEC - 1.33%
6,648	Lam Research Corp. *	1,190,058

Specialty Cleaning, Polishing and Sanitation Preparations - 0.94%
5,250	Clorox Co.	842,415

Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens) - 0.93%
23,553	Steel Dynamics, Inc.	830,714

Sugar & Confectionery Products - 0.44%
3,439	Hershey Co.	394,900

Surgical & Medical Instruments & Apparatus - 3.76%
284	Abiomed, Inc.	81,108
6,819	Dexcom, Inc. *	812,143
10,514	Hill-Rom Holdings, Inc.	1,113,012
290	ICU Medical, Inc. *	69,406
858	Insulet Corp. *	81,587
1,492	Integra LifeSciences Holding Corp. *	83,134
536	Penumbra, Inc. *	78,797
1,033	Resmed, Inc.	107,401
3,077	Teleflex, Inc.	929,746
		3,356,334
Technology - .23%
6,492	Covetrus, Inc. *	206,770

Transportation Services - .85%
6,356	Expedia, Inc.	756,364

Trucking (No Local) - 1.91%
12,319	Hunt J.B. Transport Services, Inc.	1,247,792
3,188	Old Dominion Freight Line, Inc.	460,315
		1,708,107
Wholesale-Drugs, Proprietaries & Druggists' Sundries - .54%
4,270	Herbalife Nutrition Ltd. *	226,267
5,292	Nu Skin Enterprises, Inc. Class A	253,275
		479,542
Wholesale-Durable Goods - 1.39%
11,736	HD Supply Holdings, Inc. *	508,756
2,443	W.W. Grainger, Inc.	735,172
		1,243,928
Wholesale-Medical, Dental & Hospital Equipment & Supplies - 1.09%
16,230	Henry Schein, Inc. *	975,585

TOTAL FOR COMMON STOCKS (Cost $65,462,504) - 92.16%		82,325,170

REAL ESTATE INVESTMENT TRUSTS - 3.11%
755	Coresite Realty Corp.	80,800
10,067	Equity Lifestyle Properties, Inc.	1,150,658
2,924	Extra Space Storage, Inc. *	297,985
1,619	Lamar Advertising Co. Class A	128,322
11,476	Life Storage, Inc.	1,116,271
		2,774,036

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $2,373,683) - 3.11%		2,774,036

TOTAL INVESTMENTS (Cost $67,836,187) ** - 95.26%		85,099,206

OTHER ASSETS LESS LIABILITIES - 4.74%		4,230,257

NET ASSETS - 100.00%		$ 89,329,463

* Non-income producing securities during the period.

** At March 31, 2019, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $67,836,187 amounted to $17,263,019, which consisted of aggregate gross unrealized appreciation of $19,347,088 and aggregate gross unrealized depreciation of $2,084,069.

NOTES TO FINANCIAL STATEMENTS
Azzad Ethical Fund
1. SECURITY TRANSACTIONS

At March 31, 2019, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $67,836,187 amounted to $17,263,018, which consisted of aggregate gross unrealized appreciation of $19,347,088 and aggregate gross unrealized depreciation of $2,084,069.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Certain short-term securities are valued on the basis of amortized cost. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available or if a security value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Trustees. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Valuation Inputs of Assets		Level 1	Level 2	Level 3	Total
Common Stock		$ 82,325,170	$0	$0	$82,325,170
Real Estate Investment Trust		$ 2,774,036	$0	$0	$2,774,036
Total		$ 85,099,206	$0	$0	$85,099,206

	Azzad Wise Capital Fund
	Schedule of Investments
	March 31, 2019

Shares				Value

COMMON STOCKS - 9.28%

Beverages - 0.52%
2,634	PepsiCo, Inc.			$ 322,796
6,782	The Coca-Cola Co.			317,804
				640,600
Chemicals - 0.26%
1,777	Linde AG (Germany)			312,628

Construction, Mining & Materials Handling Machinery & Equipment - 0.26%
3,375	Dover Corp.			316,575

Converted Paper & Paperboard Products - 0.26%
2,587	Kimberly-Clark Corp.			320,529

Cutlery, Handtools & General Hardware - 0.26%
2,334	Stanley Black & Decker, Inc.			317,821

Electromedical & Electrotherapeutic Apparatus - 0.25%
3,375	Medtronic PLC (Ireland)			307,395

Electronic & Other Electrical Equipment - 0.25%
4,537	Emerson Electric Co.			310,648

Fats & Oils - 0.26%
7,253	Archer-Daniels-Midland Co.			312,822

General Industrial Machinery & Equipment - 0.25%
2,149	Illinois Tool Works, Inc.			308,446

Household Appliances - 0.26%
5,977	Smith A O Corp.			318,694

Household Furniture - 0.25%
7,191	Leggett & Platt, Inc.			303,604

Industrial Inorganic Chemicals - 0.26%
1,680	Air Products & Chemicals, Inc.			320,813

Industrial Instruments for Measurement - 0.26%
860	Roper Technologies, Inc.			323,162

Men's & Boys Furnishings - 0.51%
1,497	Cintas Corp.*			302,559
3,630	VF Corp.			315,483
				618,042
Miscellaneous Food Preparations & Kindred Products - 0.27%
2,211	McCormick & Company, Inc.			333,043

Perfumes, Cosmetics & Other Toilet Preparations - 0.26%
4,643	Colgate-Palmolive Co.			318,231

Petroleum Refining - 0.50%
2,456	Chevron Corp.			302,530
3,818	Exxon Mobil Corp.			308,494
				611,024
Pharmaceutical Preparations - 0.77%
3,950	Abbott Laboratories			315,763
3,836	AbbVie, Inc.			309,143
2,255	Johnson & Johnson			315,227
				940,133
Retail-Building Materials, Hardware, Garden Supply - 0.25%
721	The Sherwin-Williams Co.			310,542

Retail-Drug Stores & Proprietary Store - 0.26%
4,950	Walgreen Boots Alliance, Inc.			313,187

Retail-Lumber & Other Building Materials - 0.27%
3,062	Lowe's Companies, Inc.			335,197

Services-Computer Processing & Data Preparation - 0.26%
2,004	Automatic Data Processing, Inc.			320,119

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 0.51%
1,776	Ecolab, Inc.			313,535
3,019	The Procter & Gamble Co.			314,127
				627,662
Special Industry Machinery - 0.26%
7,178	Pentair PLC (Ireland)			319,493

Specialty Cleaning, Polishing & Sanita - 0.25%
1,941	The Clorox Co.			311,453

Steel Works, Blast Furnaces Rolling Mills (Coke Ovens) - 0.25%
5,260	Nucor Corp.			306,921

Surgical & Medical Instruments & Apparatus - 0.51%
1,486	3M Co.			308,761
1,269	Becton, Dickinson and Co.			316,907
				625,668

Wholesale-Motor Vehicle Supplies & New Parts - 0.26%
2,882	Genuine Parts Co.			322,870

Wholesale-Durable Goods - 0.25%
1,029	W.W. Grainger, Inc.			309,657

TOTAL FOR COMMON STOCKS (Cost $8,493,881) - 9.28%				11,336,979

SUKUK - 51.52%

Airlines - 0.49%
600,000	Al Shindagha Sukuk, Ltd., Series REGS, 3.776%, 11/26/2019 (Cayman Islands)			601,500

Banks - 6.01%
1,000,000	FAB Sukuk Co., Ltd., 3.625%, 03/05/2023 (Cayman Islands)			1,005,400
1,369,000	Qatar Islamic Bank, Ltd., 4.183%, 08/18/2019			1,377,877
4,000,000	SIB Sukuk Co, 2.843% 03/17/2020 (Cayman Islands)			3,969,800
1,000,000	SIB Sukuk Co, 3.084% 09/08/2021 (Cayman Islands)			983,337
				7,336,414
Communications Equipment - 2.22%
2,700,000	Axiata Spv2 Bhd, Series REGS, 3.466%, 11/19/2020 (Malaysia)			2,715,347

Financial Services - 0.00%
4,500,000	Jany Sukuk Co. LTD, 2.844%, 09/23/2019 (Cayman Islands)			4,488,750

Industry Chemicals - 1.93%
2,335,000	Equate Sukuk Spc LTD, 3.994%, 02/21/2024			2,356,295

Integrated Oils - 3.67%
4,500,000	Petronas Global Sukuk, Series REGS, 2.707%, 03/18/2020 (Malaysia)			4,486,491

Real Estate - 7.42%
1,000,000	Dar Al-Arkan, Ltd., 6.5%, 05/28/2019 (Saudi Arabia)			1,005,481
1,000,000	Dar Al-Arkan, Ltd., 6.875%, 03/21/2023 (Saudi Arabia)			974,860
1,500,000	DIFC Investments LLC, Note, Series REGS, 4.325% 11/12/2024 (United Arab Emirates)			1,512,995
1,000,000	Emaar Sukuk, Ltd., Series REGS, 4.564%, 06/18/2024 (Cayman Islands)			1,020,596
3,500,000	Emaar Sukuk, Ltd., Series REGS, 6.40%, 07/18/2019 (Cayman Islands)			3,538,003
1,000,000	MAF Sukuk, Ltd., Unsecured Note, Series REGS, 4.50%, 11/03/2025 (Cayman Islands)			1,017,030
				9,068,965
Sovereigns - 21.34%
1,000,000	Hazine Mustesarligi, Series 144A, 4.251%, 06/08/2021 (Turkey) (1)			966,300
1,000,000	Hazine Mustesarligi, Series 144A, 5.004%, 04/06/2023 (Turkey) (1)			941,154
1,000,000	Hazine Mustesarligi Varlik, 5.80%, 02/21/2022 (Turkey) (1)			981,858
3,000,000	Investment Corporation of Dubai, Ltd., 3.508%, 05/21/2020 (Cayman Islands)			2,988,300
1,600,000	Indonesia, Government of, Series 144A, 3.40%, 03/29/2022 (Indonesia) (1)			1,600,992
2,000,000	Indonesia, Government of, Series 144A, 3.9%, 08/20/2024 (Indonesia) (1)			2,025,280
300,000	Indonesia, Government of, Series 144A, 4.15%, 03/29/2027 (Indonesia) (1)			303,000
1,600,000	KSA Sukuk, Ltd., Series 144A, 2.894%, 04/20/2022 (Saudi Arabia) (1)			1,590,000
1,000,000	KSA Sukuk, Ltd., Series 144A, 4.303%, 01/19/2029 (Saudi Arabia) (1)			1,036,250
500,000	Oman, Government, Series 144A, 4.397%, 06/01/2024 (Oman) (1)			472,500
2,500,000	Oman, Government, Series 144A, 5.932%, 10/31/2025 (Oman) (1)			2,504,950
1,700,000	Pakistan, Series REGS, 6.75% 12/03/2019 (Pakistan)			1,719,125
1,900,000	Perusahaan Pener Indois Sukuk, Series REGS, 3.30%, 11/21/2022 (Indonesia)			1,898,100
4,050,000	Sharjah Sukuk Ltd., Series 2, 3.839%, 01/27/2021			4,086,389
2,950,000	Zar Sovereign Capital Fund, Series REGS, 3.903%, 06/24/2020 (South Africa)			2,953,779
				26,067,977
Superanationals - 2.66%
2,270,000	IDB Trust Services, Ltd. REGS, 1.831%, 03/12/2020 (Jersey)			2,250,977
1,000,000	IDB Trust Services, Ltd. REGS, 2.111%, 09/25/2019 (Jersey)			996,505
				3,247,482
Transportation & Logistics - 1.25%
1,000,000	DP World Cresent, Ltd, Sr. Unsecd. Note, Series REGS, 3.908, 5/31/2023 (Cayman Islands)			1,010,175
500,000	DP World Cresent, Ltd, Sr. Unsecd. Note, Series REGS, 4.848, 9/26/2028 (Cayman Islands)			521,925
				1,532,100
Utilities - 0.84%
1,000,000	Saudi Electricity Global Sukuk, Series REGS, 4.211%, 04/03/2022 (Cayman Islands)			1,029,104

TOTAL FOR SUKUK (Cost $63,249,906) - 51.52%				62,930,425

TRADE FINANCE AGREEMENTS (2)- 7.58%

		Acquisition Date (2)	Cost (2)	Value
Consumer Banking - 0.05%
66,306	EcoBank Transnational Inc., (ETI) EcoBank Group, 3.1875%, 03/28/2019 (Togo)	9/26/2018 - 03/29/2019	66,306	66,306
1,500,000	Turk Eximbank, 4.63%, 11/26/2019 (Turkey)	2/28/2019	1,500,000	1,500,750
			1,566,306	1,567,056
Consumer Cyclical - Apparel/Textiles - 0.81%
169,452	PT Pan Brothers TbK, 4.05%, (3-month US LIBOR +2.300%), 07/15/2019 (Indonesia) (3)	3/5/2019	169,452	169,113
176,674	PT Pan Brothers TbK, 4.05%, (3-month US LIBOR +2.300%), 07/10/2019 (Indonesia) (3)	3/11/2019	176,674	176,320
240,657	PT Pan Brothers TbK, 4.57%, (3-month US LIBOR +2.300%), 05/22/2019 (Indonesia) (3)	1/23/2019	240,657	240,175
203,114	PT Pan Brothers TbK, 4.57%, (3-month US LIBOR +2.300%), 06/04/2019 (Indonesia) (3)	2/5/2019	203,114	202,707
204,010	PT Pan Brothers TbK, 4.13%, (3-month US LIBOR +2.300%), 06/11/2019 (Indonesia) (3)	2/8/2019	204,010	203,602
			993,906	991,919
Consumer Non-Cyclical/Food-Wholesale - 1.98%
250,000	Indopalm, 3.66%, 06/05/2019, (Indonesia)	3/5/2019	250,000	249,750
250,000	Indopalm, 3.66%, 06/15/2019, (Indonesia)	3/14/2019	250,000	249,750
120,636	Government of Burkina Faso, 4.938%, (12-month US LIBOR +2.60%), 08/28/2019 (3)	2/28/2019	120,636	120,455
151,989	Government of Burkina Faso, 4.938%, (12-month US LIBOR +2.60%), 09/03/2019 (3)	3/6/2019	151,989	151,761
347,307	Government of Burkina Faso, 4.938%, (12-month US LIBOR +2.60%), 09/18/2019 (3)	3/21/2019	347,307	346,786
62,439	Government of Gambia, 5.820417%, (12-month US LIBOR +2.60%), 10/11/2019 (Gambia) (3)	10/15/2018	62,439	62,190
200,000	Government of Gambia, 5.364%, (12-month US LIBOR +2.60%), 04/08/2019 (Gambia) (3)	12/21/2017 - 09/11/2018	200,000	199,200
23,328	Government of Gambia, 5.364%, (12-month US LIBOR +2.60%), 05/20/2019 (Gambia) (3)	12/21/2017 - 09/11/2018	23,328	23,235
46,656	Government of Gambia, 5.364%, (12-month US LIBOR +2.60%), 05/30/2019 (Gambia) (3)	12/21/2017 - 09/11/2018	46,656	46,469
29,143	Government of Gambia, 5.364%, (12-month US LIBOR +2.60%), 06/03/2019 (Gambia) (3)	12/21/2017 - 09/11/2018	29,143	29,026
32,703	Government of Gambia, 5.670792%, (12-month US LIBOR +2.60%), 07/15/2019 (Gambia) (3)	12/21/2017 - 09/11/2018	32,703	32,572
600,000	Government of Gambia, NFSPMC, 5.74%, (12-month US LIBOR +2.60%), 02/24/2020 (Gambia) (3)	2/26/2019	600,000	599,700
300,000	Government of Gambia, NFSPMC, 5.752%, (12-month US LIBOR +2.60%), 03/02/2020 (Gambia) (3)	3/6/2019	300,000	299,850
12,471	Government of Gambia, 5.73165%, (12-month US LIBOR +2.60%), 09/06/2019 (Gambia) (3)	12/21/2017 - 09/11/2018	12,471	12,421
			2,426,671	2,423,165
Energy - Oil Refining and Marketing - 2.69%
86,275	Government of Djibouti, 5.5615%, (12-month US LIBOR +2.60%), 04/02/2019 (Djibouti) (3)	01/31/2019 - 02/01/2019	86,275	86,318
29,015	Government of Djibouti, 5.5615%, (12-month US LIBOR +2.60%), 04/08/2019 (Djibouti) (3)	02/05/2019 - 02/06/2019	29,015	29,029
108,995	Government of Djibouti, 5.5615%, (12-month US LIBOR +2.60%), 04/16/2019 (Djibouti) (3)	02/14/2019 - 02/15/2019	108,995	109,050
75,801	Government of Egypt II, 4.88%, (12-month US LIBOR +2.60%), 03/02/2020 (Egypt) (3)	3/5/2019	75,801	75,877
4,489	Government of Egypt II, 4.85%, (12-month US LIBOR +2.60%), 03/12/2020 (Egypt) (3)	3/15/2019	4,489	4,494
20,210	Government of Egypt II, 5.0836%, (12-month US LIBOR +2.60%), 05/12/2019 (Egypt) (3)	12/7/2018	20,210	20,230
77,863	Government of Egypt II, 5.0735%, (12-month US LIBOR +2.60%), 06/12/2019 (Egypt) (3)	12/10/2018	77,863	77,940
84,665	Government of Egypt II, 5.0309%, (12-month US LIBOR +2.60%), 12/16/2019 (Egypt) (3)	12/20/2018	84,665	84,750
10,626	Government of Egypt II, 5.0709%, (12-month US LIBOR +2.60%), 12/13/2019 (Egypt) (3)	12/17/2018	10,626	10,637
66,389	Government of Egypt II, 5.0709%, (12-month US LIBOR +2.60%), 12/16/2019 (Egypt) (3)	12/20/2018	66,389	66,456
63,480	Government of Egypt II, 4.9956857%, (12-month US LIBOR +2.60%), 12/30/2019 (Egypt) (3)	12/31/2018	63,480	63,543
77,595	Government of Egypt II, 5.10153%, (12-month US LIBOR +2.60%), 11/12/2019 (Egypt) (3)	11/14/2018	77,595	77,672
10,626	Government of Egypt II, 4.98845%, (12-month US LIBOR +2.60%), 01/02/2020 (Egypt) (3)	1/4/2019	10,626	10,637
10,676	Government of Egypt II, 4.9527%, (12-month US LIBOR +2.60%), 01/03/2020 (Egypt) (3)	1/4/2019	10,676	10,686
6,096	Government of Egypt II, 4.9984%, (12-month US LIBOR +2.60%), 01/06/2020 (Egypt) (3)	1/9/2019	6,096	6,102
8,225	Government of Egypt II, 5.0%, (12-month US LIBOR +2.60%), 01/09/2020 (Egypt) (3)	1/11/2019	8,225	8,233
10,451	Government of Egypt II, 4.99%, (12-month US LIBOR +2.60%), 01/13/2020 (Egypt) (3)	1/16/2019	10,451	10,462
10,378	Government of Egypt II, 5.019%, (12-month US LIBOR +2.60%), 01/21/2020 (Egypt) (3)	1/22/2019	10,378	10,388
63,810	Government of Egypt II, 5.015%, (12-month US LIBOR +2.60%), 01/21/2020 (Egypt) (3)	1/24/2019	63,810	63,894
10,684	Government of Egypt II, 5.0%, (12-month US LIBOR +2.60%), 01/23/2020 (Egypt) (3)	1/25/2019	10,684	10,695
12,014	Government of Egypt II, 5.0%, (12-month US LIBOR +2.60%), 01/27/2020 (Egypt) (3)	1/30/2019	12,014	12,026
36,763	Government of Egypt II, 5.0915%, (12-month US LIBOR +2.60%), 11/22/2019 (Egypt) (3)	11/26/2018	36,763	36,800
25,888	Government of Egypt II, 4.97%, (12-month US LIBOR +2.60%), 01/30/2020 (Egypt) (3)	2/1/2019	25,888	25,914
59,902	Government of Egypt II, 4.97%, (12-month US LIBOR +2.60%), 02/03/2020 (Egypt) (3)	2/7/2019	59,902	59,962
10,343	Government of Egypt II, 4.95%, (12-month US LIBOR +2.60%), 02/03/2020 (Egypt) (3)	2/7/2019	10,343	10,353
10,452	Government of Egypt II, 4.94%, (12-month US LIBOR +2.60%), 02/06/2020 (Egypt) (3)	2/8/2019	10,452	10,462
15,264	Government of Egypt II, 4.95%, (12-month US LIBOR +2.60%), 02/03/2020 (Egypt) (3)	2/7/2019	15,264	15,279
68,071	Government of Egypt II, 4.91%, (12-month US LIBOR +2.60%), 02/10/2020 (Egypt) (3)	2/14/2019	68,071	68,139
10,451	Government of Egypt II, 4.9%, (12-month US LIBOR +2.60%), 02/14/2020 (Egypt) (3)	2/15/2019	10,451	10,462
37,286	Government of Egypt II, 4.89%, (12-month US LIBOR +2.60%), 02/18/2020 (Egypt) (3)	2/20/2019	37,286	37,323
61,286	Government of Egypt II, 4.89%, (12-month US LIBOR +2.60%), 02/20/2020 (Egypt) (3)	2/22/2019	61,286	61,348
12,312	Government of Egypt II, 4.86%, (12-month US LIBOR +2.60%), 02/27/2020 (Egypt) (3)	3/1/2019	12,312	12,325
66,450	Government of Maldives, 5.15%, (12-month US LIBOR +2.220%), 06/17/2019 (Pakistan) (3)	2/6/2019	66,450	66,417
20,672	Government of Maldives, 5.11%, (12-month US LIBOR +2.220%), 06/13/2019 (Pakistan) (3)	2/12/2019	20,672	20,662
44,857	Government of Maldives, 5.02%, (12-month US LIBOR +2.220%), 06/27/2019 (Pakistan) (3)	3/13/2019	44,857	44,834
22,817	Government of Maldives, 5.04%, (12-month US LIBOR +2.220%), 07/05/2019 (Pakistan) (3)	3/15/2019	22,817	22,805
4,351	Government of Maldives, 5.03%, (12-month US LIBOR +2.220%), 06/24/2019 (Pakistan) (3)	3/15/2019	4,351	4,349
26,095	Government of Maldives, 5.03%, (12-month US LIBOR +2.220%), 07/11/2019 (Pakistan) (3)	3/28/2019	26,095	26,082
21,447	Government of Maldives, 5.03%, (12-month US LIBOR +2.220%), 04/16/2019 (Pakistan) (3)	3/28/2019	21,447	21,437
44,728	Government of Pakistan, 5.01%, (12-month US LIBOR +2.220%), 02/27/2020 (Pakistan) (3)	10/04/2017 - 04/26/2018	44,728	44,795
234,180	Government of Pakistan, 5.03%, (12-month US LIBOR +2.220%), 03/02/2020 (Pakistan) (3)	10/04/2017 - 04/26/2018	234,180	234,531
191,698	Government of Pakistan, 5.01%, (12-month US LIBOR +2.220%), 03/09/2020 (Pakistan) (3)	10/04/2017 - 04/26/2018	191,698	191,985
245,095	Government of Pakistan, 5.03%, (12-month US LIBOR +2.220%), 03/02/2020 (Pakistan) (3)	10/04/2017 - 04/26/2018	245,095	245,463
180,365	Government of Pakistan, 5.01%, (12-month US LIBOR +2.220%), 02/27/2020 (Pakistan) (3)	10/04/2017 - 04/26/2018	180,365	180,636
185,455	Government of Pakistan, 4.96%, (12-month US LIBOR +2.220%), 03/16/2020 (Pakistan) (3)	10/04/2017 - 04/26/2018	185,455	185,733
236,220	Government of Pakistan, 5.02%, (12-month US LIBOR +2.220%), 02/18/2020 (Pakistan) (3)	10/04/2017 - 04/26/2018	236,220	236,575
194,732	Government of Pakistan, 5.02%, (12-month US LIBOR +2.220%), 02/20/2020 (Pakistan) (3)	10/04/2017 - 04/26/2018	194,732	195,024
234,086	Government of Pakistan, 5.03%, (12-month US LIBOR +2.220%), 02/18/2020 (Pakistan) (3)	10/04/2017 - 04/26/2018	234,086	234,437
127,451	Government of Pakistan, 4.491%, (12-month US LIBOR +2.220%), 04/25/2019 (Pakistan) (3)	10/04/2017 - 04/26/2018	127,451	127,387
			3,277,081	3,280,639
Foreign Sovereign - 0.82%
458,575	The Tunisian Company of Electricity and Gas, 2.418%, 04/25/2019 (Tunisia)	10/24/2018	458,575	458,575
541,425	The Tunisian Company of Electricity and Gas, 2.418%, 08/26/2019 (Tunisia)	2/25/2019	541,425	541,425
			1,000,000	1,000,000

TOTAL FOR TRADE FINANCE AGREEMENTS (Cost $9,263,965) - 7.58%			$ 9,263,965	$ 9,262,778

BANK DEPOSITS - 25.91%
3,062,755	Arab Banking Corp., NY Branch, 3.20% - 3.30%, 05/13/2019 - 06/11/2019 (Bahrain) (4)			3,062,755
6,115,406	Gulf International Bank (UK), 2.27% - 2.67%, 05/07/2019 - 09/04/2019 (Bahrain) (4)			6,115,406
8,094,583	Maybank Islamic Bank, 2.28% - 3.00%, 05/06/2019 - 12/05/2019 (Malaysia) (4)			8,094,583
8,185,996	Qatar National Bank, 2.63% - 3.16%, 04/01/2019 - 09/27/2019 (Qatar) (4)			8,185,996
6,197,702	QIB (UK) Plc., 2.30% - 3.05%, 03/28/2019 - 04/29/2019 (Qatar) (4)			6,197,702
TOTAL FOR BANK TIME DEPOSITS (Cost $31,656,442) 25.91%				31,656,442

TOTAL FOR INVESTMENTS (Cost $112,664,194) ** - 94.29%				115,186,624

OTHER ASSETS LESS LIABILITIES - 5.71%				6,971,221

NET ASSETS - 100.00%				$ 122,157,845

* Non-income producing securities during the period.

** At March 31, 2019, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $112,664,194 amounted to $2,828,660, which consisted of aggregate gross unrealized appreciation of $3,253,709 and aggregate gross unrealized depreciation of $425,050.

(1) Denotes a restricted security that may be sold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees.  At March 31, 2019 these liquid restricted securities amount to $12,422,284, which represented 10.17% of total net assets.

(2) Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At March 31, 2019, these restricted securities amounted to $9,262,778, which represented 7.58% of total net assets.

(3) Floating/variable note with current rate and current maturity or next reset date shown.
(4) Variable rate instrument, varying maturity dates ranging from one month to nine months; 7 day demand redemption clause per deposit.

NOTES TO FINANCIAL STATEMENTS
Azzad Wise Capital Fund
1. SECURITY TRANSACTIONS

At March 31, 2019, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $112,664,194 amounted to $2,828,660, which consisted of aggregate gross unrealized appreciation of $3,253,709 and aggregate gross unrealized depreciation of $425,050.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Certain short-term securities are valued on the basis of amortized cost. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available or if a security value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Trustees. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Valuation Inputs of Assets			Level 1	Level 2	Level 3	Total
Common Stock			11,336,979	$0	$0	$11,336,979
Sukuk			$0	62,930,425	$0	$62,930,425
Trade Finance Agreements			$0	$0	9,262,778	$9,262,778
Bank Time Deposits			$0	$31,656,442	$0	$31,656,442
			$11,336,979	$94,586,866	$9,262,778	$115,186,624

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Azzad Funds

By /s/Bashar Qasem

     Bashar Qasem

     President and Treasurer

Date May 30, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Bashar Qasem

     Bashar Qasem

     President and Treasurer

Date May 30, 2019